UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09293
DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2024
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Financial Portfolio
QDFPAX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Financial Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Portfolio	$87	0.76%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 29.50%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 14% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%),
    and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+35% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Portfolio	29.50%	10.87%	10.29%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$56.4
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in thousands)	$305.4
Top Industries as of 12/31/24 Net Assets
Banks	46.32%
Insurance	16.50%
Consumer Finance	15.39%
Capital Markets	11.94%
Financial Services	6.57%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023 were $23,142 and $22,116, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2024 and December 31, 2023 were $10,249 and $9,874, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Fund for the fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Fund’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Fund’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Fund’s independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Fund’s independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2024 and December 31, 2023.  The Fund has not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2024

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

THE EQUITY SPECIALISTS

DAVIS FINANCIAL PORTFOLIO	Table of Contents

ITEM 7. Financial Statements and Financial Highlights for Open-End Investment Companies:

DAVIS FINANCIAL PORTFOLIO

		Value
	Shares	(Note 1)
COMMON STOCK – (99.23%)
CONSUMER DISCRETIONARY – (2.51%)
Consumer Discretionary Distribution & Retail – (2.51%)
Prosus N.V., Class N (Netherlands)	35,679	$ 1,417,342
TOTAL CONSUMER DISCRETIONARY		1,417,342
FINANCIALS – (96.72%)
Banks – (46.32%)
Bank of America Corp.	34,000	1,494,300
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	17,680	646,204
Danske Bank A/S (Denmark)	66,210	1,873,399
DBS Group Holdings Ltd. (Singapore)	77,240	2,472,766
DNB Bank ASA (Norway)	44,470	886,400
Fifth Third Bancorp	74,080	3,132,102
JPMorgan Chase & Co.	18,260	4,377,105
Metro Bank Holdings PLC (United Kingdom) *	317,182	374,049
PNC Financial Services Group, Inc.	14,200	2,738,470
U.S. Bancorp	58,590	2,802,360
Wells Fargo & Co.	76,120	5,346,669
		26,143,824
Financial Services – (33.90%)
Capital Markets – (11.94%)
Bank of New York Mellon Corp.	48,770	3,746,999
Charles Schwab Corp.	7,950	588,379
Julius Baer Group Ltd. (Switzerland)	37,159	2,401,793
		6,737,171
Consumer Finance – (15.39%)
American Express Co.	7,100	2,107,209
Capital One Financial Corp.	36,910	6,581,791
		8,689,000
Financial Services – (6.57%)
Berkshire Hathaway Inc., Class A *	4	2,723,680
Rocket Companies, Inc., Class A *	87,340	983,449
		3,707,129
		19,133,300
Insurance – (16.50%)
Life & Health Insurance – (0.80%)
Ping An Insurance (Group) Co. of China, Ltd. -
H (China)	75,500	447,655
Property & Casualty Insurance – (12.69%)
Chubb Ltd.	9,666	2,670,716
Loews Corp.	19,310	1,635,364
Markel Group Inc. *	1,655	2,856,910
		7,162,990

Schedule of Investments

December 31, 2024

		Value
	Shares	(Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (3.01%)
Everest Group, Ltd.	1,320	$478,447
RenaissanceRe Holdings Ltd.	4,900	1,219,169
		1,697,616
		9,308,261
TOTAL FINANCIALS		54,585,385
TOTAL COMMON STOCK –
(Identified cost $23,641,095)		56,002,727
		Value
	Principal	(Note 1)
SHORT-TERM INVESTMENTS – (0.17%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.45%, 01/02/25 (a)	$ 31,000	$31,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.45%, 01/02/25 (b)	67,000	67,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $98,000)		98,000
Total Investments – (99.40%) –
(Identified cost $23,739,095)		56,100,727
Other Assets Less Liabilities – (0.60%)		339,112
Net Assets – (100.00%)		$56,439,839

*Non-income producing security.

(a)	Dated	12/31/24,	repurchase	value	of	$31,008	(collateralized
	by: U.S. Government agency mortgage in a pooled cash account, 4.50%,
	10/01/52, total fair value $31,620).
(b) Dated		12/31/24,	repurchase	value	of	$67,017	(collateralized
	by: U.S. Government agency mortgages and obligations in a pooled cash
	account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $68,340).

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2024
ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$56,100,727
Cash	715
Receivables:
Capital stock sold	5,830
Dividends and interest	180,655
Investment securities sold	218,267
Prepaid expenses	2,356
Total assets	56,508,550
LIABILITIES:
Payables:
Capital stock redeemed	12,132
Accrued audit fees	8,519
Accrued custodian fees	7,400
Accrued investment advisory fees	29,098
Other accrued expenses	11,562
Total liabilities	68,711
NET ASSETS	$56,439,839

SHARES OUTSTANDING	3,694,332

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.28
NET ASSETS CONSIST OF:

Par value of shares of capital stock	$3,694
Additional paid-in capital	23,381,276
Distributable earnings	33,054,869
Net Assets	$56,439,839
*Including:

Cost of investments	$23,739,095

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2024
INVESTMENT INCOME:
Income:
Dividends*	$1,436,570
Interest	39,419
Total income	1,475,989
Expenses:
Investment advisory fees (Note 3)	$305,435
Custodian fees	18,782
Transfer agent fees	13,327
Audit fees	23,142
Legal fees	3,983
Accounting fees (Note 3)	3,000
Reports to shareholders	1,494
Directors’ fees and expenses	35,219
Registration and filing fees	27
Miscellaneous	18,788
Total expenses	423,197
Net investment income	1,052,792
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	5,438,659
Foreign currency transactions	(1,542)
Net realized gain	5,437,117
Net increase in unrealized appreciation	7,792,002
Net realized and unrealized gain on investments and foreign
currency transactions	13,229,119
Net increase in net assets resulting from operations	$14,281,911

*Net of foreign taxes withheld of	$74,465
See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets
	Year ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$1,052,792	$1,065,469
Net realized gain from investments and foreign currency transactions	5,437,117	1,215,484
Net increase in unrealized appreciation on investments and foreign currency
transactions	7,792,002	4,988,424
Net increase in net assets resulting from operations	14,281,911	7,269,377
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(5,522,940)	(3,280,888)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,359,778)	(3,066,192)
Total increase in net assets	2,399,193	922,297
NET ASSETS:
Beginning of year	54,040,646	53,118,349
End of year	$56,439,839	$54,040,646

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or

(vii)any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 − quoted prices in active markets for identical securities

Level 2 − other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 − significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at value:

		Investments in Securities at Value
		Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Consumer Discretionary	$1,417,342	$–	$–	$1,417,342
Financials	54,585,385	–	–	54,585,385
Short-Term Investments	–	98,000	–	98,000

Total Investments	$56,002,727	$98,000	$–	$56,100,727

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to- market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2024, there were no forward currency contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.

The Fund utilized long-term post-October losses during the year ended December 31, 2024 in the amount of $126,341.

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$23,771,371
Unrealized appreciation	32,680,655
Unrealized depreciation	(351,299)
Net unrealized appreciation	$32,329,356

Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations as professional services fees, if any.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and change in unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, deferred post-October losses, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

		Long-Term
	Ordinary Income	Capital Gain	Total
2024	$1,122,057	$4,400,883	$5,522,940
2023	1,089,737	2,191,151	3,280,888

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$65,139
Undistributed long-term capital gain	719,240
Net unrealized appreciation on investments and foreign currency transactions	32,327,402
Other temporary differences	(56,912)
Total	$33,054,869

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Operating Segments - In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer (PEO) of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2024 were $1,139,462 and $11,785,455, respectively.

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements - (Continued)
December 31, 2024

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for the Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.00%. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2024 amounted to $3,000.

NOTE 4 - CAPITAL STOCK

At December 31, 2024, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

		Year ended December 31, 2024
		Reinvestment of
	Sold	Distributions	Redeemed	Net Decrease
Shares:	418,343	340,571	(1,202,644)	(443,730)

Value:	$6,186,842	$5,241,378	$(17,787,998)	$(6,359,778)

		Year ended December 31, 2023
		Reinvestment of
	Sold	Distributions	Redeemed	Net Decrease
Shares:	419,215	251,602	(935,743)	(264,926)

Value:	$5,147,616	$3,280,888	$(11,494,696)	$(3,066,192)

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Year ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.06	$12.06	$13.97	$11.74	$13.47
Income (Loss) from Investment Operations:
Net Investment Income	0.28a	0.25a	0.23a	0.20	0.17
Net Realized and Unrealized Gains (Losses)	3.58	1.59	(1.43)	3.39	(0.99)

Total from Investment Operations	3.86	1.84	(1.20)	3.59	(0.82)
Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.28)	(0.25)	(0.21)	(0.17)
Distributions from Realized Gains	(1.34)	(0.56)	(0.46)	(1.15)	(0.74)

Total Dividends and Distributions	(1.64)	(0.84)	(0.71)	(1.36)	(0.91)
Net Asset Value, End of Period	$15.28	$13.06	$12.06	$13.97	$11.74

Total Returnb	29.50%	15.29%	(8.53)%	30.54%	(5.99)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,440	$54,041	$53,118	$67,836	$55,876
Ratio of Expenses to Average Net Assets:
Gross	0.76%	0.78%	0.75%	0.70%	0.73%
Netc	0.76%	0.78%	0.75%	0.70%	0.73%
Ratio of Net Investment Income to Average
Net Assets	1.90%	2.08%	1.77%	1.28%	1.49%
Portfolio Turnover Rated	2%	2%	12%	13%	12%

aPer share calculations were based on average shares outstanding for the period.

bAssumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

cThe Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.

dThe lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors

Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Columbus, Ohio

February 7, 2025

DAVIS FINANCIAL PORTFOLIO	Federal Income Tax Information (Unaudited)

During the calendar year ended December 31, 2024, the Fund declared and paid long-term capital gain distributions in the amount of $4,400,883.

During the calendar year ended December 31, 2024, $1,122,057 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $791,042 or 70% as income qualifying for the corporate dividends received deduction.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPA- NIES

A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.

PROPOSAL

1. To elect members to the Board of Directors.

Number of Shares
Francisco Borges
For	2,582,597
Withheld	110,292
Andrew Davis
For	2,582,597
Withheld	110,292
Christopher Davis
For	2,582,597
Withheld	110,292
John S. Gates, Jr.
For	2,582,597
Withheld	110,292
Thomas S. Gayner
For	2,582,597
Withheld	110,292
Samuel H. lapalucci
For	2,582,597
Withheld	110,292
Katherine MacWilliams
For	2,577,765
Withheld	115,124
Richard O’Brien
For	2,582,597
Withheld	110,292
Lara N. Vaughan
For	2,577,765
Withheld	115,124

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN- END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVI- SORY CONTRACT

Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 7, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	February 7, 2025